Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	2,403,799	3,050,168	3,248,211
Number of Options, Granted	5,771,720	1,273,346	652,723
Number of Options, Exercised	(233,440)	(1,864,343)	(818,554)
Number of Options, Forfeited	(121,650)	(55,372)	(32,212)
Number of Options, Outstanding Ending	7,820,429	2,403,799	3,050,168	3,248,211
Number of Options, Vested and expected to vest	7,820,429
Number of Options, Exercisable	538,300
Weighted-Average Exercise Price, Outstanding beginning	$ 1.5340	$ 0.0002	$ 0.0002
Weighted-Average Exercise Price, Granted	0.0002	2.8957	0.0002
Weighted-Average Exercise Price, Exercised	0.0002	0.0002	0.0002
Weighted-Average Exercise Price, Forfeited	0.0002	0.0002	0.0002
Weighted-Average Exercise Price, Outstanding Ending	0.4717	1.5340	0.0002	$ 0.0002
Weighted-Average Exercise Price, Vested and expected to vest	0.4717
Weighted-Average Exercise Price, Exercisable	6.8495
Weighted-Average Grant Date Fair Value, Outstanding Beginning	3.75	0.97	0.38
Weighted-Average Grant Date Fair Value, Granted	26.75	3.97	2.77
Weighted-Average Grant Date Fair Value, Exercised	1.18	0.30	0.61
Weighted-Average Grant Date Fair Value, Forfeited	3.31	2.90	0.55
Weighted-Average Grant Date Fair Value, Outstanding Ending	21.28	$ 3.75	$ 0.97	$ 0.38
Weighted-Average Grant Date Fair Value, Vested and expected to vest	21.28
Weighted-Average Grant Date Fair Value, Exercisable	$ 2.76
Weighted-Average Remaining Contractual Term, Outstanding	9 years 1 month 6 days	8 years 9 months	7 years 1 month 20 days	7 years 2 months 26 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	9 years 1 month 6 days
Weighted-Average Remaining Contractual Term, Exercisable	7 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding	$ 176,963	$ 20,079	$ 9,744	$ 6,739
Aggregate Intrinsic Value, Vested and expected to vest	176,963
Aggregate Intrinsic Value, Exercisable	$ 8,748